UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6727

DOMINION FUNDS, INC.
(Exact name of registrant as specified in charter)

10308 Jackson Town Road,
Delaplane, VA 20144
(Address of principal executive offices) (Zip code)

Paul Dietrich
10308 Jackson Town Road,
Delaplane, VA 20144
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 416-2053

Date of fiscal year end: June 30

Date of reporting period: Nine-month period ended March 31, 2008

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS	Ticker Symbol: DOIGX
THE SHEPHERD LARGE CAP GROWTH FUND
March 31, 2008 (unaudited)

(Showing Percentage of Net Assets)
COMMON STOCKS--(98.15%)

	Shares	Value		Percent of Net Assets
COMMODITY ETF'S--(4.28%)
* POWERSHARES DB COMMODITY INDX TRACKING ETF	12,960	$466,560		5.13%
RANDGOLD RESOURCES LTD	2,780	128,825		1.42%
* STREETTRACKS GOLD ETF	4,920	444,670		4.89%
* IPATH DJ-AIG AGRICULTURE TOTAL RETURN ETN	6,730	388,725		4.28%
			$1,428,780	15.72%
CONSUMER GOODS--FOOD MANUFACTURING--(1.61%)
* DARLING INTL INC	11,310		146,465	1.61%
CURRENCY ETF'S--(21.41%)
CURRENCY SHARES AUSTRALIAN DOLLAR TRUST	3,340	306,879		3.38%
* JAPANESE YEN CURRENCY SHARES	3,260	326,782		3.60%
* POWERSHARES Db US DOLLAR BEARISH ETF	33,270	981,132		10.79%
RYDEX CURRENCY SHARES SWISS FRANC	3,280	331,116		3.64%
			1,945,910	21.41%

ENERGY--OIL & GAS--(4.65%)
* CONTANGO OIL AND GAS CO	2,240	144,726		1.59%
* FMC TECHNOLOGIES INC	2,600	147,914		1.63%
PETROLEO BRASILEIRO	1,270	129,680		1.43%
			422,320	4.65%
ENERGY--OIL & GAS SERVICES--(1.6%)
* TRANSOCEAN SEDCO FOREX ORD	1,079		145,881	1.60%
FINANCIAL SERVICES--FINANCE--(1.25%)
* ANNALY MORTGAGE MGMT INC	7,440		113,981	1.25%
FIXED INCOME ETF'S--(22.32%)
ISHARES LEHMAN 3-7 YEAR TREASURY BOND	8,730	965,102		10.62%
iSHARES LEHMAN 1-3 YEAR TREASURY BOND FUND	12,630	1,063,951		11.71%
			2,029,053	22.32%
HEALTH CARE--BIOTECHNOLOGY--(3.26%)
* BIOMARIN PHARMACEUTICA COM	3,950	139,712		1.54%
* Illumina INC	2,060	156,354		1.72%
			296,066	3.26%
HEALTH CARE--DIAGNOSTICS--(1.61%)
* MERIDIAN BIOSCIENCE INC.	4,370		146,089	1.61%
HEALTH CARE--DRUGS--(4.71%)
* AUXILIUM PHARMACEUTICALS INC	4,660	124,608		1.37%
NOVO NORDISK	4,384	303,548		3.34%
			428,157	4.71%
HEALTH CARE--MEDICAL EQUIPMENT--(1.56%)
* Cepheid INC	5,830		142,194	1.56%
HEALTH CARE--RESEARCH SERVICES--(3.14%)
* ICON PLC - AMERICAN DEPOSITARY SHARES	2,210	143,407		1.58%
* PAREXEL INTERNATIONAL	5,440	141,984		1.56%
			285,391	3.14%
INDUSTRIAL MATERIALS--CHEMICALS--(4.54%)
CF INDS HLDGS INC	1,230	127,453		1.40%
F M C CORP	2,630	145,939		1.61%
* MOSAIC COMPANY (THE)	1,360	139,536		1.54%
			412,927	4.54%
INDUSTRIAL MATERIALS--GOLD & SILVER--(1.53%)
* PAN AMERICAN SILVER CORP	3,630		139,283	1.53%
INDUSTRIAL MATERIALS--MINING (NONFERROUS & NONMETALS)--(1.47%)
COMPANIA DE MINAS BUENAVENTURA SA ADR	1,950		133,575	1.47%
INDUSTRIAL MATERIALS--STEEL/IRON--(1.53%)
COMPANHIA SIDER ADS	3,870		139,281	1.53%
INDUSTRIALS--AGRICULTURE--(1.3%)
* TERRA INDUSTRIES	3,335		118,493	1.30%
INDUSTRIALS--BUILDING MATERIALS--(1.68%)
* OWENS ILLINOIS INC COM NEW	2,700		152,361	1.68%
INDUSTRIALS--MINING--(1.62%)
POTASH CORP OF SASKATCHEWAN	950		147,450	1.62%
TELECOMMUNICATION--WIRELESS COMMUNICATIONS--(1.62%)

China Unicom LTD	6,930	147,401	1.62%
TOTAL COMMON STOCKS--(98.15%)		$8,921,056	98.15%
OTHER ASSETS LESS LIABILITIES - NET--(1.85%)		168,549	1.85%
NET ASSETS--(100.00%)		$9,089,605	100.00%

Notes:
*	Presently non-income producing.

For certain federal tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Cost and Unrealized Gain/Loss at March 31, 2008:
Identified cost for federal income tax purposes	$ 8,744,064
Gross unrealized appreciation from investments	427,263
Gross unrealized depreciation from investments	(250,273)
Net unrealized appreciation from investments	$ 176,990

Item 2. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dominion Funds, Inc.
(Registrant)

By:  /S/ Paul Dietrich ___________
Paul Dietrich, president and principal executive officer

Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 29, 2008

/S/ Paul Dietrich
Paul Dietrich, principal executive officer and principal financial officer